Nature of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Accounting Policies [Abstract]
Nature of Business

Note 1—Nature of Business

The Company

“MPS” and the “Company” refer to Multi Packaging Solutions International Limited and its controlled subsidiaries. MPS is a leading, global provider of value-added packaging solutions to a diverse customer base across the healthcare, consumer, and multi-media end markets. MPS provides its customers with print-based specialty packaging, including premium-folding cartons, labels and inserts across a variety of substrates and finishes.

Bermuda Reincorporation

On October 7, 2015, 100% of the share capital of Multi Packaging Solutions Global Holdings Limited was acquired by Multi Packaging Solutions International Limited, a company incorporated and organized under the laws of Bermuda, from Chesapeake Finance 1 Limited and Mustang Investment Holdings L.P. The consideration for such acquisition was the issuance of shares in the Company to Chesapeake Finance 1 Limited and Mustang Investment Holdings L.P. In connection with the issuance of shares, the number of shares was increased as a result of the par value changing from one British Pound Sterling to one U.S. dollar.

Stock-split and Initial Public Offering

On October 8, 2015, the Company’s board of directors approved and the Company executed a 1 for 5.08 reverse stock split of its common shares prior to completing its proposed initial public offering. All share and per share data has been presented to reflect this reverse split. On October 27, 2015, the Company completed its initial public offering of 16,500,000 common shares at a price of $13.00 per share. In connection with the offering, funds controlled by The Carlyle Group (“Carlyle”) and certain current and former employees, sold 1,000,000 common shares. The underwriters also exercised their rights to purchase an additional 2,475,000 common shares from certain of the selling shareholders, including investment funds controlled by Madison Dearborn (“Madison”) and Carlyle, at the public offering price, less the underwriting discount. The Company did not receive any of the proceeds from the shares sold by Madison or Carlyle or from the exercise of the underwriters’ option. The Company received net proceeds of $186,424 from the initial public offering.

Note 1—Nature of Business

The Company

“MPS”, the “Company”, and the “Successor” refer to Multi Packaging Solutions International Limited. MPS is a leading, global provider of value-added packaging solutions to a diverse customer base across the healthcare, consumer, and multi-media end markets. MPS provides its customers with print-based specialty packaging, including premium-folding cartons, labels and inserts across a variety of substrates and finishes. The former Multi Packaging Solutions, Inc., and, as the context may require, its subsidiaries, are referred to herein as the “Predecessor”.

On August 15, 2013, the Predecessor and its primary shareholder, IPC/Packaging LLC (solely in its capacity as shareholder representative), entered into an Agreement and Plan of Merger to be purchased by Mustang Parent Corp. (“Mustang”), an entity controlled by funds advised by Madison Dearborn Partners, LLC (“MDP”) (the “Transaction”). Following completion of the Transaction, Mustang owned 100% of the outstanding equity of the Predecessor.

On February 14, 2014, MDP and the Carlyle Group (“Carlyle”) entered into a Combination Agreement, whereby MDP contributed 100% of the outstanding equity of Mustang to a subsidiary of Chesapeake Finance 2, Ltd. (“CF2”), in exchange for a 50% equity interest in CF2 (the “Merger”). The other 50% equity interest in CF2 is held by funds advised by Carlyle. CF2 emerged from the Merger as the new Parent entity, incorporated under the laws of England and Wales. Subsequent to the Merger, the name of CF2 was changed to Multi Packaging Solutions Global Holdings Limited. The Merger was accounted for as a reverse acquisition in accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 805, whereby MPS was the accounting acquirer. The equity of the Successor was adjusted to reflect the exchange of shares pursuant to the Combination Agreement.

As further discussed in Note 22, on October 7, 2015, 100% of the share capital of Multi Packaging Solutions Global Holdings Limited was acquired by the Company.